Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue:	$ 38,074	$ 59	$ 41,144	$ 199	$ 135,234	$ 764
Cost of goods sold	32,806		35,014
Gross profit	5,268	59	6,130	199
Expenses:
Direct operating costs	334,545	7,537	427,596	24,537	145,324	57,705
General and administrative	2,559,617	234,402	3,712,483	669,992	1,078,409	819,658
Officer salaries	34,350	44,423	156,450	131,923	175,673	228,330
Depreciation and amortization	28,542	6,969	42,850	21,583	24,084	30,143
Total operating expenses	2,957,054	293,331	4,339,379	848,035	1,423,490	1,135,836
Operating loss	(2,951,786)	(293,272)	(4,333,249)	(847,836)	(1,288,256)	(1,135,072)
Other income (expense):
Loss on disposal of fixed assets						(12,854)
Gain on debt extinguishment, net		34,002		73,505	165,615	11,282
Interest expense	(325,133)	(64,719)	(745,048)	(345,274)	(409,648)	(968,750)
Change in derivative liabilities	1,339,199	(196,086)	(528,633)	(238,679)	(231,519)	(13,091)
Total other income (expense)	1,014,066	(226,803)	(1,273,681)	(510,448)	(475,552)	(983,413)
Net loss	(1,937,720)	(520,075)	(5,606,930)	(1,358,284)	(1,763,808)	(2,118,485)
Less: Net loss attributable to the noncontrolling interest	37,663	16,289	94,912	31,642	61,998	29,520
Net loss attributable to Players Network	$ (1,900,057)	$ (503,786)	$ (5,512,018)	$ (1,326,642)	$ (1,701,810)	$ (2,088,965)
Weighted average number of common shares outstanding - basic and fully diluted	564,473,234	431,826,412	552,533,416	398,120,154	428,311,253	265,226,745
Net loss per share - basic and fully diluted	$ 0	$ 0	$ (0.01)	$ 0	$ (0.00)	$ (0.01)